SUBSEQUENT EVENTS (Details) $ in Thousands		1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 06, 2021 aircraft	Apr. 30, 2021 aircraft	Mar. 31, 2021 USD ($) aircraft shares	Jun. 30, 2021 USD ($) aircraft	Dec. 31, 2020 aircraft shares
SUBSEQUENT EVENTS
Number of aircrafts previously under operating leases | aircraft		1	5	6	2
Stock split ratio			18.8886
Share issued as a result of stock split | shares			44,226,587
Common stock shares outstanding | shares					44,359,873
Delayed Draw Term Loan Facility
SUBSEQUENT EVENTS
Amount drawn | $				$ 79,494
Number of aircrafts previously under operating leases | aircraft				6
Subsequent Event
SUBSEQUENT EVENTS
Stock split ratio			18.8886
Share issued as a result of stock split | shares			44,226,587
Fractional shares issued | shares			0
Subsequent Event | Delayed Draw Term Loan Facility
SUBSEQUENT EVENTS
Amount drawn | $			$ 68,000
Number of aircrafts previously under operating leases | aircraft	5		5
Subsequent Event | Passenger
SUBSEQUENT EVENTS
Number of aircrafts previously under operating leases | aircraft			3